Derivative Instruments (Schedule Of Average Notional Value By Sector Of Futures And Forward Currency Contracts) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Long Positions [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	$ 2,148,392,841	$ 2,325,323,336	$ 3,031,978,205
Long Positions [Member] | Futures Contracts [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	1,717,385,105	1,610,838,472	2,155,824,364
Long Positions [Member] | Energies [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	74,820,385	127,381,359	183,992,274
Long Positions [Member] | Grains [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	26,413,270	53,980,643	57,678,838
Long Positions [Member] | Interest Rates [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	1,392,478,396	1,079,809,596	1,274,911,920
Long Positions [Member] | Livestock [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts		5,927,944	16,433,746
Long Positions [Member] | Metals [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	24,635,116	81,393,624	115,309,169
Long Positions [Member] | Softs [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	3,769,785	17,865,981	29,206,211
Long Positions [Member] | Stock Indices [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	195,268,153	244,479,325	478,292,206
Long Positions [Member] | Forward Currency Contracts [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	431,007,736	714,484,864	876,153,841
Short Positions [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	638,869,556	572,804,331	601,825,765
Short Positions [Member] | Futures Contracts [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	271,647,306	280,007,120	242,953,868
Short Positions [Member] | Energies [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	88,376,901	48,647,953	116,768,010
Short Positions [Member] | Grains [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	21,155,358	40,497,833	40,281,856
Short Positions [Member] | Interest Rates [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	13,707,348	61,557,330	47,891,170
Short Positions [Member] | Livestock [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	6,183,656	7,597,444	5,323,786
Short Positions [Member] | Metals [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	47,230,107	40,499,934	11,071,090
Short Positions [Member] | Softs [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	27,166,883	10,367,157	7,135,608
Short Positions [Member] | Stock Indices [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	67,827,053	70,839,469	14,482,348
Short Positions [Member] | Forward Currency Contracts [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	$ 367,222,250	$ 292,797,211	$ 358,871,897